FORM 13F HOLDINGS REPORT


13F-HR
07/14/08 FRANCIS M.REPS
0001073402
7j@eeabd
REPS FRANCIS M.
1


FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com


13F-HR
Form 13F Holdings Report

UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, D.C. 20549



FORM 13F


FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30th, 2008




Check here if amendment  [ ];   Amendment Number
This amendment (check only one) :  [  ]  is a restatement
                                   [   ]  adds new holdings entries


Institutional Investment Manager filing this report:

Name:                  Francis M. Reps
Address:               P.O.Box 5727, Bellingham, WA 98227-5727


13F File Number:    28-7362

The institutional investment manager filing this report
And the person by who it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:       Fran Younger
Title:      Assistant
Phone:      805-545-7712

Signature, place and date of signing:

Fran Younger              San Luis Obispo, CA       July 14th, 2008

Report type (check only one):

[ X ]    13F HOLDINGS REPORT
[     ]    13F NOTICE
[     ]    13F COMBINATION REPORT


List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F HOLDINGS REPORTREPORT SUMMARY

Number of Other Included Managers:             0

Form 13F Table Entry Total:                           1

Form 13F Table Information Value Total:       $110,707,842.44
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHARES/SH/PRN
INVESTMT OTHER
VOTING AUTHORITY
SOLE/SHARED/NONE


(X$1000)

PRN AM
DSCRETN MGRS











ENERPLUS RESOURCE COM   29274D604	39096  845506   SH   SOLE  845506
NEWMONT MINING    COM   651639106   16065	 308000   SH   SOLE  308000
PENGROWTH ENERGY  COM    70690210    9391  467000   SH   SOLE  467000
PERMIAN BASIN	COM	714236106   14295  541300   SH   SOLE  541300
SAN JUAN ROYALTY  COM   798241105   31859  688700   SH   SOLE  688700